SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2023
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

On April 3, 2023, the Company issued 6,727 common shares to two directors following the vesting of RSU’s.

On April 27, 2023, the Company granted 10,000 stock options to a director with an exercise price of $3.82 per share.

On April 27, 2023, the Company granted 43,847 RSU’s to two directors, the RSUs will vest over one year.